Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Interest-earning deposits	$ 127,544	$ 105,292
Available-for-sale Securities, Amortized Cost	1,367,925	1,443,529
Held-to-maturity securities, fair value	1,969,899	2,434,392
Loans receivable, allowance for credit losses	$ 11,100	$ 15,465
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	155,379,739	167,498,133
Common stock, shares outstanding	155,379,739	167,498,133